Initial Public Offering (Details) $ / shares in Units, $ in Millions	Aug. 06, 2020 USD ($) $ / shares shares
Initial Public Offering (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10
Gross proceeds	$ 160.0
Offering costs	9.4
Deferred underwriting commissions	$ 5.6
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares) | shares	16,000,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares) | shares	2,086,956